UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

3651 N. 100 E., Suite 275, Provo, UT 84604

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

3651 N. 100 E., Suite 275, Provo, UT  84604

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 375-2500

Date of fiscal year end:  9/30

Date of reporting period:  3/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Fund

March 31, 2003

Top Flight Fund

	Schedule of Investments
	March 31, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Auto Parts-Retail/Wholesale
11,800	General Motors Corp.	$ 89,680	1.05%

Biotechnology & Drugs
1,600	Amgen Inc.	92,080
8,600	Bio Technology General	23,220
245	Bradely Pharmaceuticals Inc.	3,327
5,400	Celegra Genomics	46,548
2,800	Cephalon Inc.	111,832
7,700	Enzon Pharmaceuticals Inc.	87,395
3,300	Genentech Inc.	115,533
2,300	Gilead Sciences Inc.	96,577
6,100	Icos Corp.	114,131
6,100	IDEC Pharmaceuticals Corp.	208,742
5,500	Imclone Sysytems, Inc.	90,970
7,800	Immunomedics, Inc.	20,748
2,700	Kos Pharmaceuticals, Inc.	47,169
2,800	Medimmune Inc.	91,924
8,900	Protein Design Labs, Inc.	81,969
7,000	Third Wave Technologies	22,960
		1,255,125	14.64%

Broadcasting & Cable TV
4,300	Cumulus Media, Inc.	62,608
3,200	Echostar Communications	92,416
2,500	Entercom Communications	109,775
4,300	Fox Entertainment Group	114,681
11,100	Hughes Electronics Corp.	124,320
3,300	Lin TV Corp.	67,683
7,300	Sinclair Broadcast Group	57,378
		628,861	7.33%

Business Services
3,100	Getty Images, Inc.	85,126
1,100	Startek, Inc.	25,135
		110,261	1.29%

Computer Technology
3,000	Adobe Systems Inc.	92,490
6,400	Asiainfo Holdings Inc.	25,792
17,700	Brocade	86,376
3,300	Dell Computer	90,123
4,100	Filenet Corp.	43,009
10,600	Identix Inc.	47,700
4,200	Infocus Sysytems, Inc.	20,748
10,100	Network Appliance	113,019
8,800	Pinnacle Sysytems, Inc.	91,608
		610,865	7.12%

Communications Services & Equipment
4,100	China Mobile Ltd.	40,590
25,800	Ciena Corp.	112,746
12,900	CNET Networks Inc.	32,379
6,200	Deutsche Telekom AG	68,324
1,100	France Telecom	25,091
12,300	Juniper Networks	100,491
5,500	Qualcomm Inc.	198,000
20,000	Sprint PCS Group	87,200
		664,821	7.75%

Construction Agric. Machinery
5,700	AGCO Corp.	91,770	1.07%

Electronic Equipment
3,700	Thermo Electron Corp.	66,970	0.78%

Electronic Instruments & Controls
4,700	Advanced Energy	40,373
9,700	Astropower Inc.	40,546
2,800	Electro Scientific Industries	35,168
3,100	Technitrol, Inc.	45,384
		161,471	1.88%

Financial Services
9,900	Concord EFS Inc.	93,060
20,000	E*Trade Group Inc.	84,200
2,100	Federal Agricultural Mortgage	45,759
1,700	Goldman Sachs	115,736
		338,755	3.95%

Healthcare Facilities
1,700	Express Scripts Inc.	94,690	1.10%

Hotels & Motels
2,200	Intrawest Corp.	22,968
4,800	Orient-Express Hotels	46,944
		69,912	0.82%

Household Appliances
2,400	Sony Corp.	84,312	0.98%

Insurance
7,200	Axa	84,888	0.99%

Medical Equipment & Supplies
3,000	Biomet Inc.	91,950
7,600	Med-Design Corp.	23,864
		115,814	1.35%

Misc. Fabricated Products
1,700	Belden Inc.	18,275
4,200	Timken Co.	65,604
		83,879	0.98%

Oil & Gas Operations
2,400	Spinnaker Exploration Co.	46,608	0.54%

Personal Household Products
4,200	Elizabeth Arden, Inc.	41,328	0.48%

Personal Services
3,200	Ebookers PLC	21,920	0.26%

Photography
10,600	Lexar Media, Inc.	34,768	0.41%

Restaurants
2,800	Landry's Restaurants, Inc.	47,040
3,100	PF Changs China Bistro	114,700
		161,740	1.89%

Retail- Consumer
2,700	Advanced Auto Parts Inc.	124,875
3,500	Amazon.com Inc.	91,105
4,300	Best Buy Co. Inc.	115,971
8,200	Big Lots Inc.	92,250
20,000	Circuit City Stores Inc.	104,000
4,800	Claire's Stores Inc.	113,328
9,000	Copart Inc.	69,120
2,800	Cost Plus Inc.	73,696
5,600	Dollar Tree Stores, Inc.	111,440
4,000	Hot Topic Inc.	93,240
9,200	Office Max	47,380
7,200	Overstock.com, Inc.	70,200
100	Petco Animal Supplies, Inc.	1,885
5,800	Ultimate Electronics	46,110
1,900	Valuevision Media, Inc.	19,133
5,400	Williams Sonoma, Inc.	117,720
		1,291,453	15.06%

Scientific & Technical Instr.
1,300	Bio-Rad Laborities, Inc.	46,475
7,800	Bruker Daltonics, Inc.	23,322
3,900	Molecular Devices Corp.	47,190
		116,987	0.54%

Semiconductors
7,800	Aeroflex Inc.	44,148
20,000	Applied Micro Circuits Corp.	65,200
42,400	Atmel Corp.	67,840
3,300	Atmi Inc.	63,558
10,000	Broadcom Corp.	123,500
6,600	Brooks Automation, Inc.	63,822
6,000	Cree Inc.	111,120
4,700	Cymer Inc	111,249
13,500	Cypress Semiconductor	93,150
3,300	Dupont Photomasks	66,198
4,000	International Rectifier	78,680
8,800	Lattice Semiconductor Corp.	66,352
5,500	Marvell Technology Group, Inc.	116,545
2,400	Maxim Integrated Products, Inc.	86,688
14,500	Micron technology Inc.	118,030
3,300	MKS Instruments, Inc.	41,250
4,600	National Semiconductor Corp.	78,384
3,600	Novellus Systems Inc.	98,172
6,600	Nvidia Corp.	85,008
2,400	Qlogic Corp.	89,136
3,100	Rudolph Technologies, Inc.	44,795
5,400	Semitool, Inc.	22,086
20,000	Silicon Storage Technology, Inc.	46,000
1,600	Standard Microsysytems Corp.	24,304
13,200	Taiwan Semiconductor Mfg Co Ltd. Spon	90,288
4,900	Varian Semiconductor	99,176
3,600	Xilinx Inc.	84,276
5,200	Zoran Corp.	67,132
		2,146,087	25.03%

Software and Programming
6,400	Agile Software Corp.	41,088
8,200	BEA Systems, Inc.*	83,148
1,600	Electronic Arts Inc.	93,824
5,400	E.PIPHANY Inc.	21,492
4,100	Hyperion Solutions Corp.	99,425
2,600	MRO Software	17,836
6,700	Quest Software, inc.	60,300
		417,113	4.86%

Total for Common Stock		8,830,078	102.98%

Cash and Equivalents
155,175	UMB Bank Money Market Fiduciary .357% **	155,175	1.81%

	Total Investments	8,985,253	104.79%
	(Identified Cost -$ 9,132,075)

	Other assets less liabilities	(410,330)	-4.79%

	Net Assets	$8,574,923	100.00%

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Assets and Liabilities
March 31, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 8,985,253
(Identified Cost -$ 9,132,075)
Cash	942
Receivables:
Receivable for Securities Sold	1,448,887
Dividends and Interest	3,375
Total Assets	10,438,457
Liabilities
Accrued Expenses	23,312
Payable for Shareholder Redemptions	271,922
Payable for Securities Purchased	1,568,300
Total Liabilities	1,863,534
Net Assets	$ 8,574,923
Net Assets Consist of:
Capital Paid In	9,460,242
Accumulated Undistributed Net Investment Income	(57,391)
Realized Gain (Loss) on Investments - Net	(681,106)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(146,822)
Net Assets, for 938,465 Shares Outstanding	$ 8,574,923
Net Asset Value and Redemption Price
Per Share ($8,574,923/938,465 shares)	$ 9.14

The accompanying notes are an integral part of the financial statements.

Top Flight Fund
Statement of Operations
For the year ended March 31, 2003 (Unaudited)
Investment Income:
Dividends	$ 10,606
Interest	1,322
Total Investment Income	11,928
Expenses: (Note 3)
Audit Fees	2,466
Custodial Fees	10,007
Legal Fees	4,932
Management Fees	41,642
Miscellaneous Fees	93
Printing & Mailing Fees	248
Registration Fee	1,608
Transfer Agent Fees	7,583
Trustee Fees	740
Total Expenses	69,319

Net Investment Loss	(57,391)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(681,107)
Unrealized Appreciation (Depreciation) on Investments	(146,821)
Net Realized and Unrealized Gain (Loss) on Investments	(827,927)

Net Increase (Decrease) in Net Assets from Operations	$ (885,318)

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Changes in Net Assets (Unaudited)
1/1/2003
to
3/31/2003
From Operations:
Net Investment Loss	$ (57,391)
Net Realized Gain (Loss) on Investments	(681,107)
Net Unrealized Appreciation (Depreciation)	(146,821)
Increase (Decrease) in Net Assets from Operations	(885,319)
From Capital Share Transactions:
Proceeds From Sale of Shares	10,549,341
Cost of Shares Redeemed	(1,189,099)
Net Increase (Decrease) from Shareholder Activity	9,360,242

Net Increase (Decrease) in Net Assets	8,474,923

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 8,574,923

Share Transactions:
Issued	1,056,029
Redeemed	(127,564)
Net increase (decrease) in shares	928,465
Shares outstanding beginning of period	10,000
Shares outstanding end of period	938,465

The accompanying notes are an integral part of the financial statements.

Top Flight Fund
Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2003
to
3/31/2003
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income/(Loss)	(0.25)
Net Gains or Losses on Securities
(realized and unrealized)	(0.61)
Total from Investment Operations	(0.86)
Net Asset Value -
End of Period	$ 9.14
Total Return	(8.60)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,575

Ratio of Expenses to Average Net Assets	3.17%
Ratio of Net Income to Average Net Assets	-2.62%
Portfolio Turnover Rate	11877.71%

* Annualized
** commencement of operations.

The accompanying notes are an integral part of the financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2003

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the ”Trust”), The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund, will primarily invest in common stocks and exchange traded funds.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2003

(CONTINUED)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Rock Canyon Advisory Group, Inc. (the Adviser).  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.95% for investment adviser services.  As a result of the above calculation, for the period ended March 31, 2003, the Adviser received management fees totaling $41,642.

4.)

RELATED PARTY TRANSACTIONS

Control persons of Value Rock Canyon Advisory Group, Inc. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2003 was $9,460,242 representing 938,465 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $69,415,287 and $59,977,273 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at March 31, 2003 was $9,132,075. The difference between book cost and tax cost consist of wash sales in the amount of $522,892.

At March 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
170,279	(317,100)	(146,821)

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 95% of the Top Flight Fund.

Board of Trustees

Jeffrey C. Beck

Larry D. Cox, CPA

Jonathan N. Ferrell

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

3651 North 100 East, Suite 275

Provo, Utah 84604

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

McCurdy & Associates CPA’s, Inc.

Legal Counsel

Thompson Hine

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Not applicable.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date 06/10/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date 06/10/03

By /s/Larry Cox

*Larry Cox

Chief Financial Officer

Date 06/10/03

* Print the name and title of each signing officer under his or her signature.

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